UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2022
Date of reporting period: April 30, 2022

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Global Fund

Davis International Fund

(portfolios of Davis New York Venture Fund, Inc.)

April 30, 2022

SEMI-ANNUAL REPORT

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Quarterly Schedule of Investments

The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ quarter-end holdings is also available at www.davisfunds.com on or about the 15th day following each quarter end and remains available on the website until the list is updated for the subsequent quarter.

DAVIS GLOBAL FUND	Shareholder Letter
DAVIS INTERNATIONAL FUND

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for each Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.davisfunds.com or by calling 1-800-279-0279.

We value the trust you have placed in us and look forward to continuing our investment journey together.

Sincerely,

Christopher C. Davis	Danton G. Goei
President	Portfolio Manager

June 3, 2022

DAVIS GLOBAL FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis Global Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the six-month period ended April 30, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of    -20.69%, versus a -11.63% return for the MSCI. The sectors1 within the MSCI that reported the strongest performance were Energy (up 20%), Utilities (up 4%), and Consumer Staples (up 2%). The sectors within the MSCI that reported the weakest performance were Communication Services (down 24%), Consumer Discretionary (down 22%), and Information Technology (down 17%).

Detractors from Performance
The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor2 from Fund performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the Index sector (down 35%, versus down 22%) and the Fund was overweight in this weaker performing sector (average weighting of 23%, versus 12%). The top three overall detractors, Prosus3 (down 44%), Alibaba (down 40%), and Meituan (down 37%), respectively, all came from the Consumer Discretionary sector. Vroom (down 92%) and JD.com (down 21%) were the additional top detractors from this sector.

The Fund’s overweighting in the worst performing sector of the Index, Communication Services (average weighting of 16%, versus 8%) hindered performance. These holdings also underperformed the Index sector (down 27%, versus down 24%). Meta Platforms (down 38%), Alphabet (down 22%), and Vimeo (down 70%) were among the largest detractors during the period.

The Fund had no exposure in Energy or Utilities and was underweight in Consumer Staples (average weighting of 2%, versus 7%), the three highest performing sectors of the MSCI.  As a result, relative performance suffered. Missfresh (down 86%), a Consumer Staples holding, was a key detractor during the period.

Another weak performer was DiDi Global (down 76%), an Industrials holding.

The Fund had an average weighting of 24% of net assets in Chinese securities and these holdings were down 32% during the period.

Contributors to Performance
The Fund benefited on a relative basis due to its significantly overweight position in Financials (average weighting of 39%, compared to the Index’s 15%). The Fund’s holdings also outperformed the Index sector (down 9%, versus down 10%). DBS Group Holdings (up 7%) was a top contributor and largest holding at the end of the period, representing 7.12% of net assets. Berkshire Hathaway (up 12%) was also among the key contributors from this sector.

The Fund’s sole holding in the Materials sector, Teck Resources (up 43%), outperformed the Index sector (up 1%). The Fund also benefited from its lower average weighting in the weaker performing Information Technology sector (average weighting of 10%, versus 22%).

Grab Holdings (up 12%), a ride hailing company in Southeast Asia, was a significant contributor to performance.  The company went public in December 2021 via a merger with a special purpose acquisition company (SPAC). Shortly after the merger occurred, the Fund liquidated its position in Grab Holdings.

Other individual contributors were Cigna (up 17%), Liberty Media, Formula One (up 11%), Quotient Technology (up 18%), and recent purchase, Owens Corning (up 7%).  The Fund no longer owns Quotient Technology.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Global Fund’s risks include: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2022, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS GLOBAL FUND – (CONTINUED)	Management’s Discussion of Fund Performance

    Comparison of a $10,000 investment in Davis Global Fund Class A versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
over 10 years for an investment made on April 30, 2012
Average Annual Total Return for periods ended April 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(32.07)%	4.05%	8.25%	6.78%	12/22/04	0.94%	0.94%
Class A - with sales charge*	(35.29)%	3.05%	7.73%	6.48%	12/22/04	0.94%	0.94%
Class C**	(33.21)%	3.25%	7.53%	6.29%	12/22/04	1.71%	1.71%
Class Y	(31.89)%	4.31%	8.51%	4.15%	07/25/07	0.70%	0.70%
MSCI ACWI®***	(5.44)%	9.45%	9.20%	7.09%

The Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® is a free float- adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended March 31, 2022

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	(24.86)%	5.44%	8.38%

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from December 22, 2004.

DAVIS INTERNATIONAL FUND	Management’s Discussion of Fund Performance

Performance Overview
Davis International Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the six-month period ended April 30, 2022 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of -21.81%, versus a -11.87% return for the MSCI. The sectors1 within the MSCI that reported the strongest performance were Energy (up 8%) and Materials (up 1%). The sectors within the MSCI that reported the weakest performance were Consumer Discretionary (down 24%), Information Technology (down 22%), and Industrials (down 15%).

Detractors from Performance
The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor2 from Fund performance both on an absolute basis and relative to the Index. The Fund was overweight in the weakest performing sector of the Index (average weighting of 26%, versus 12%) and the Fund’s holdings underperformed the Index sector (down 32%, versus down 24%). The top two overall detractors, Alibaba3 (down 41%) and Prosus (down 44%), respectively, were from the Consumer Discretionary sector. JD.com (down 21%) and Naspers (down 40%) were the additional top detractors from this sector.

The Fund’s weaker performing holdings in the Financials sector hindered performance.  The Fund’s holdings underperformed the Index sector (down 11%, versus down 6%) but a larger average weighting (43%, versus 20% for the Index) reduced the impact from the weaker stock selection. Julius Baer Group (down 29%) was a key detractor during the period.

The Fund’s Communication Services holdings underperformed the Index sector (down 37%, versus down 12%). iQIYI (down 57%) and Baidu (down 29%) were among the largest detractors from performance.  The Fund no longer owns Baidu.

The Fund also had no exposure in Energy, the highest performing sector of the MSCI, and relative performance suffered as a result. Other weak performers were DiDi Global (down 76%), Missfresh (down 86%), and Hollysys Automation Technologies (down 21%).

The Fund had an average weighting of 32% of net assets in Chinese securities and these holdings were down 34% during the period.

Contributors to Performance
DBS Group Holdings (up 7%), a Financials holding, was the overall top contributor and largest holding at the end of the period, representing 8.45% of net assets.

Grab Holdings (up 12%), a ride hailing company in Southeast Asia, was a significant contributor to performance.  The company went public in December 2021 via a merger with a special purpose acquisition company (SPAC). Shortly after the merger occurred, the Fund liquidated its position in Grab Holdings.

The Fund’s sole holding in the Materials sector, Teck Resources (up 43%), outperformed the Index sector (up 1%). Trip.com (up 3%), a Consumer Discretionary holding, was a slight contributor to performance before being sold early in the period.

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis International Fund’s risks include: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2022, unless otherwise noted.
[1]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS INTERNATIONAL FUND – (CONTINUED)	Management’s Discussion of Fund Performance

Comparison of a $10,000 investment in Davis International Fund Class A versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
over 10 years for an investment made on April 30, 2012

Average Annual Total Return for periods ended April 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(38.20)%	(1.30)%	2.82%	1.09%	12/29/06	1.07%	1.05%
Class A - with sales charge*	(41.13)%	(2.26)%	2.33%	0.77%	12/29/06	1.07%	1.05%
Class C**	(39.23)%	(2.13)%	2.01%	0.41%	12/29/06	1.89%	1.80%
Class Y	(37.95)%	(1.02)%	3.15%	2.65%	12/31/09	0.76%	0.76%
MSCI ACWI® ex USA***	(10.31)%	4.94%	5.04%	2.87%

The Fund’s performance benefited from IPO purchases in 2014. After purchase, the IPOs rapidly increased in value. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended March 31, 2022

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	(34.19)%	0.36%	3.16%

*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from December 29, 2006.

DAVIS GLOBAL FUND	Fund Overview
April 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/22 Net Assets)		(% of 04/30/22 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	53.47%	Banks	20.78%	7.08%
Common Stock (U.S.)	45.40%	Retailing	20.58%	4.89%
Short-Term Investments	1.22%	Media & Entertainment	14.85%	5.79%
Other Assets & Liabilities	(0.09)%	Information Technology	11.12%	21.56%
	100.00%	Diversified Financials	10.28%	4.30%
		Insurance	9.26%	3.14%
		Health Care	7.49%	12.28%
		Materials	1.61%	5.14%
		Food, Beverage & Tobacco	1.50%	4.22%
		Consumer Durables & Apparel	1.00%	1.88%
		Capital Goods	0.84%	6.19%
		Transportation	0.47%	2.09%
		Food & Staples Retailing	0.20%	1.59%
		Commercial & Professional Services	0.02%	1.14%
		Energy	–	4.64%
		Utilities	–	3.02%
		Other	–	11.05%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/22 Stock Holdings)		(% of Fund’s 04/30/22 Net Assets)

United States	45.92%	DBS Group Holdings Ltd.	7.12%
China	22.78%	Wells Fargo & Co.	6.43%
Singapore	7.20%	JD.com, Inc., Class A*	5.58%
Denmark	5.35%	Danske Bank A/S	5.29%
South Korea	4.22%	Ping An Insurance (Group) Co. of China, Ltd. - H	5.02%
Hong Kong	4.18%	Alphabet Inc., Class C	4.34%
Netherlands	3.49%	Cigna Corp.	4.29%
Switzerland	2.60%	Alibaba Group Holding Ltd.*	4.22%
Canada	1.61%	AIA Group Ltd.	4.14%
Bermuda	1.49%	Capital One Financial Corp.	3.83%
South Africa	0.92%
United Kingdom	0.24%	*Includes ADR and foreign ordinary shares.
	100.00%

DAVIS INTERNATIONAL FUND	Fund Overview
April 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/22 Net Assets)		(% of 04/30/22 Stock Holdings)

				MSCI
				ACWI®
			Fund	ex USA
Common Stock (Foreign)	94.84%	Retailing	27.01%	3.03%
Short-Term Investments	4.53%	Banks	26.80%	12.54%
Other Assets & Liabilities	0.63%	Information Technology	15.61%	11.54%
	100.00%	Insurance	13.03%	4.54%
		Diversified Financials	5.16%	3.34%
		Capital Goods	4.38%	7.86%
		Consumer Durables & Apparel	2.85%	3.31%
		Materials	2.37%	8.83%
		Media & Entertainment	1.10%	3.10%
		Transportation	0.94%	2.70%
		Commercial & Professional Services	0.44%	1.40%
		Food & Staples Retailing	0.31%	1.62%
		Health Care	–	9.61%
		Energy	–	5.68%
		Food, Beverage & Tobacco	–	5.38%
		Automobiles & Components	–	3.44%
		Other	–	12.08%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/22 Stock Holdings)		(% of Fund’s 04/30/22 Net Assets)

China	33.62%	DBS Group Holdings Ltd.	8.45%
South Korea	10.89%	JD.com, Inc., Class A, ADR	8.03%
Singapore	8.91%	Danske Bank A/S	7.02%
Denmark	7.40%	Samsung Electronics Co., Ltd.	6.85%
Hong Kong	6.66%	AIA Group Ltd.	6.31%
Norway	5.85%	Ping An Insurance (Group) Co. of China, Ltd. - H	6.05%
France	4.38%	Alibaba Group Holding Ltd., ADR	5.95%
Switzerland	4.37%	DNB Bank ASA	5.55%
Bermuda	4.32%	Meituan, Class B	4.50%
Japan	4.20%	Schneider Electric SE	4.16%
Netherlands	3.67%
South Africa	3.05%
Canada	2.36%
United Kingdom	0.32%
	100.00%

DAVIS GLOBAL FUND	Expense Example
DAVIS INTERNATIONAL FUND

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and short-term trading fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended April 30, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/01/21)	(04/30/22)	(11/01/21-04/30/22)
Davis Global Fund
Class A (annualized expense ratio 0.94%**)
Actual	$1,000.00	$793.07	$4.18
Hypothetical	$1,000.00	$1,020.13	$4.71
Class C (annualized expense ratio 1.71%**)
Actual	$1,000.00	$790.03	$7.59
Hypothetical	$1,000.00	$1,016.31	$8.55
Class Y (annualized expense ratio 0.70%**)
Actual	$1,000.00	$794.03	$3.11
Hypothetical	$1,000.00	$1,021.32	$3.51
Davis International Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$781.85	$4.64
Hypothetical	$1,000.00	$1,019.59	$5.26
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$779.30	$7.94
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.76%**)
Actual	$1,000.00	$783.73	$3.36
Hypothetical	$1,000.00	$1,021.03	$3.81

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS GLOBAL FUND	Schedule of Investments
April 30, 2022 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.87%)
COMMUNICATION SERVICES – (14.69%)
Media & Entertainment – (14.69%)
Alphabet Inc., Class C *	17,448	$40,118,710
ASAC II L.P. *(a)(b)	35,352	34,670
Baidu, Inc., Class A, ADR (China)*	63,720	7,912,112
Fang Holdings Ltd., Class A, ADR (China)*	20,474	72,171
IAC/InterActiveCorp *	127,040	10,529,075
iQIYI, Inc., Class A, ADR (China)*	916,790	3,263,772
Liberty Media Corp., Liberty Formula One, Series A *	250,670	14,393,471
Liberty Media Corp., Liberty Formula One, Series C *	331,635	20,670,810
Meta Platforms, Inc., Class A *	148,140	29,697,626
Vimeo, Inc. *	902,030	9,191,686
	Total Communication Services	135,884,103
CONSUMER DISCRETIONARY – (21.34%)
Consumer Durables & Apparel – (0.99%)
Fila Holdings Corp. (South Korea)	359,070	9,174,589
Retailing – (20.35%)
Alibaba Group Holding Ltd. (China)*	850,000	10,368,026
Alibaba Group Holding Ltd., ADR (China)*	295,760	28,715,338
Amazon.com, Inc. *	9,810	24,384,030
Coupang, Inc., Class A (South Korea)*	512,130	6,591,113
JD.com, Inc., Class A (China)	71,430	2,227,083
JD.com, Inc., Class A, ADR (China)	800,395	49,352,356
Meituan, Class B (China)*	1,201,729	25,748,721
Naspers Ltd. - N (South Africa)	83,411	8,412,495
Prosus N.V., Class N (Netherlands)	661,220	31,889,758
Vroom, Inc. *	330,520	515,611
		188,204,531
	Total Consumer Discretionary	197,379,120
CONSUMER STAPLES – (1.68%)
Food & Staples Retailing – (0.20%)
Missfresh Ltd., Class B, ADS (China)*	3,495,389	1,803,621
Food, Beverage & Tobacco – (1.48%)
Darling Ingredients Inc. *	186,740	13,704,848
	Total Consumer Staples	15,508,469
FINANCIALS – (39.86%)
Banks – (20.54%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	425,190	13,618,836
Danske Bank A/S (Denmark)	3,190,350	48,936,285
DBS Group Holdings Ltd. (Singapore)	2,713,894	65,840,744
Metro Bank PLC (United Kingdom)*	1,958,272	2,174,102
Wells Fargo & Co.	1,363,270	59,479,470
		190,049,437
Diversified Financials – (10.16%)
Capital Markets – (2.90%)
Julius Baer Group Ltd. (Switzerland)	498,140	23,805,024
Noah Holdings Ltd., Class A, ADS (China)*	169,150	3,039,626
		26,844,650

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (3.83%)
Capital One Financial Corp.	284,060	$35,399,557
Diversified Financial Services – (3.43%)
Berkshire Hathaway Inc., Class B *	98,420	31,772,928
		94,017,135
Insurance – (9.16%)
Life & Health Insurance – (9.16%)
AIA Group Ltd. (Hong Kong)	3,896,780	38,281,022
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,343,500	46,416,156
		84,697,178
	Total Financials	368,763,750
HEALTH CARE – (7.41%)
Health Care Equipment & Services – (4.29%)
Cigna Corp.	160,810	39,684,692
Pharmaceuticals, Biotechnology & Life Sciences – (3.12%)
Viatris Inc.	2,794,450	28,866,668
	Total Health Care	68,551,360
INDUSTRIALS – (1.31%)
Capital Goods – (0.83%)
Owens Corning	84,270	7,662,671
Commercial & Professional Services – (0.02%)
China Index Holdings Ltd., Class A, ADR (China)*	225,679	214,395
Transportation – (0.46%)
DiDi Global Inc., Class A, ADS (China)*	2,267,318	4,262,558
	Total Industrials	12,139,624
INFORMATION TECHNOLOGY – (10.99%)
Semiconductors & Semiconductor Equipment – (5.07%)
Applied Materials, Inc.	163,470	18,038,915
Intel Corp.	663,160	28,907,144
		46,946,059
Software & Services – (0.76%)
Clear Secure, Inc., Class A *	229,930	6,994,470
Technology Hardware & Equipment – (5.16%)
Hollysys Automation Technologies Ltd. (China)	1,618,906	24,931,153
Samsung Electronics Co., Ltd. (South Korea)	428,460	22,834,152
		47,765,305
	Total Information Technology	101,705,834
MATERIALS – (1.59%)
Teck Resources Ltd., Class B (Canada)	373,640	14,743,834
	Total Materials	14,743,834
TOTAL COMMON STOCK – (Identified cost $901,480,924)		914,676,094

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2022 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.22%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $6,285,152 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $6,410,700)	$6,285,000	$6,285,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $5,021,126 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 04/01/29-04/01/52, total market value $5,121,420)	5,021,000	5,021,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,306,000)		11,306,000
	Total Investments – (100.09%) – (Identified cost $912,786,924)		925,982,094
	Liabilities Less Other Assets – (0.09%)		(842,504)
		Net Assets – (100.00%)	$925,139,590

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS INTERNATIONAL FUND	Schedule of Investments
April 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.84%)
COMMUNICATION SERVICES – (1.04%)
Media & Entertainment – (1.04%)
Fang Holdings Ltd., Class A, ADR (China)*	10,080	$35,532
iQIYI, Inc., Class A, ADR (China)*	533,000	1,897,480
	Total Communication Services	1,933,012
CONSUMER DISCRETIONARY – (28.32%)
Consumer Durables & Apparel – (2.70%)
Fila Holdings Corp. (South Korea)	196,500	5,020,767
Retailing – (25.62%)
Alibaba Group Holding Ltd., ADR (China)*	113,880	11,056,609
Coupang, Inc., Class A (South Korea)*	111,240	1,431,659
JD.com, Inc., Class A, ADR (China)	242,210	14,934,669
Meituan, Class B (China)*	390,111	8,358,673
Naspers Ltd. - N (South Africa)	53,350	5,380,664
Prosus N.V., Class N (Netherlands)	134,032	6,464,184
		47,626,458
	Total Consumer Discretionary	52,647,225
CONSUMER STAPLES – (0.30%)
Food & Staples Retailing – (0.30%)
Missfresh Ltd., Class B, ADS (China)*	1,067,439	550,799
	Total Consumer Staples	550,799
FINANCIALS – (42.68%)
Banks – (25.42%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	237,930	7,620,898
Danske Bank A/S (Denmark)	850,310	13,042,773
DBS Group Holdings Ltd. (Singapore)	647,810	15,716,271
DNB Bank ASA (Norway)	532,332	10,315,162
Metro Bank PLC (United Kingdom)*	507,090	562,979
		47,258,083
Diversified Financials – (4.90%)
Capital Markets – (4.90%)
Julius Baer Group Ltd. (Switzerland)	161,180	7,702,440
Noah Holdings Ltd., Class A, ADS (China)*	77,770	1,397,527
		9,099,967
Insurance – (12.36%)
Life & Health Insurance – (12.36%)
AIA Group Ltd. (Hong Kong)	1,194,900	11,738,408
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,778,500	11,241,388
		22,979,796
	Total Financials	79,337,846
INDUSTRIALS – (5.46%)
Capital Goods – (4.16%)
Schneider Electric SE (France)	53,840	7,724,377
Commercial & Professional Services – (0.41%)
China Index Holdings Ltd., Class A, ADR (China)*	809,184	768,725
Transportation – (0.89%)
DiDi Global Inc., Class A, ADS (China)*	879,576	1,653,603
	Total Industrials	10,146,705

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
April 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (14.80%)
Semiconductors & Semiconductor Equipment – (3.98%)
	Tokyo Electron Ltd. (Japan)	17,540	$7,400,940
Technology Hardware & Equipment – (10.82%)
	Hollysys Automation Technologies Ltd. (China)	479,366	7,382,236
	Samsung Electronics Co., Ltd. (South Korea)	239,090	12,741,954
			20,124,190
		Total Information Technology	27,525,130
MATERIALS – (2.24%)
	Teck Resources Ltd., Class B (Canada)	105,690	4,170,527
		Total Materials	4,170,527
	TOTAL COMMON STOCK – (Identified cost $195,450,655)		176,311,244
SHORT-TERM INVESTMENTS – (4.53%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $4,677,113 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $4,770,540)	$4,677,000	4,677,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $3,736,093 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-3.50%, 07/15/27-10/20/46, total market value $3,810,720)	3,736,000	3,736,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,413,000)		8,413,000
	Total Investments – (99.37%) – (Identified cost $203,863,655)		184,724,244
	Other Assets Less Liabilities – (0.63%)		1,180,277
	Net Assets – (100.00%)		$185,904,521

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Assets and Liabilities
DAVIS INTERNATIONAL FUND	At April 30, 2022 (Unaudited)

	Davis Global Fund	Davis International Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$925,982,094	$184,724,244
Cash	307	317
Cash - foreign currencies**	108,519	–
Receivables:
Capital stock sold	925,532	98,543
Dividends and interest	598,506	1,016,776
Investment securities sold	266,150	599,466
Prepaid expenses	21,012	6,724
Due from Adviser	–	3,828
Total assets	927,902,120	186,449,898
LIABILITIES:
Payables:
Capital stock redeemed	1,943,286	284,658
Accrued custodian fees	40,918	55,583
Accrued distribution and service plan fees	106,932	10,388
Accrued investment advisory fees	463,705	112,843
Other accrued expenses	207,689	81,905
Total liabilities	2,762,530	545,377
NET ASSETS	$925,139,590	$185,904,521
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,163,065	$965,143
Additional paid-in capital	901,495,341	258,689,909
Distributable earnings (losses)	21,481,184	(73,750,531)
Net Assets	$925,139,590	$185,904,521

*Including:
Cost of investments	$912,786,924	$203,863,655

**Cost of cash - foreign currencies	109,990	–

DAVIS GLOBAL FUND	Statements of Assets and Liabilities – (Continued)
DAVIS INTERNATIONAL FUND	At April 30, 2022 (Unaudited)

	Davis Global Fund	Davis International Fund
CLASS A SHARES:
Net assets	$171,642,562	$22,037,516
Shares outstanding	7,995,273	2,259,224
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$21.47	$9.75
Maximum offering price per share (100/95.25 of net asset value)†	$22.54	$10.24
CLASS C SHARES:
Net assets	$70,935,944	$5,381,751
Shares outstanding	3,618,994	595,349
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$19.60	$9.04
CLASS Y SHARES:
Net assets	$682,561,084	$158,485,254
Shares outstanding	31,647,023	16,448,277
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$21.57	$9.64

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Operations
DAVIS INTERNATIONAL FUND	For the six months ended April 30, 2022 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$7,453,727	$2,959,577
Interest	12,176	2,519
Net securities lending fees	54,502	39,712
Total income	7,520,405	3,001,808
Expenses:
Investment advisory fees (Note 3)	3,052,278	814,471
Custodian fees	244,082	129,727
Transfer agent fees:
Class A	89,746	26,854
Class C	39,450	6,760
Class Y	301,375	85,105
Audit fees	15,863	13,336
Legal fees	4,444	1,265
Accounting fees (Note 3)	27,000	10,002
Reports to shareholders	24,000	7,000
Directors’ fees and expenses	32,672	11,485
Registration and filing fees	32,499	29,000
Miscellaneous	33,517	15,954
Distribution and service plan fees (Note 3):
Class A	236,201	36,246
Class C	438,831	35,353
Total expenses	4,571,958	1,222,558
Reimbursement of expenses by Adviser (Note 3):
Class A	–	(4,085)
Class C	–	(3,121)
Net expenses	4,571,958	1,215,352
Net investment income	2,948,447	1,786,456
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	27,565,043	(7,743,319)
Foreign currency transactions	(87,801)	(88,884)
Net realized gain (loss)	27,477,242	(7,832,203)
Net change in unrealized appreciation (depreciation)	(278,562,883)	(62,225,374)
Net realized and unrealized loss on investments and foreign currency transactions	(251,085,641)	(70,057,577)
Net decrease in net assets resulting from operations	$(248,137,194)	$(68,271,121)
*Net of foreign taxes withheld of	$323,755	$349,194

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the six months ended April 30, 2022 (Unaudited)

	Davis Global Fund	Davis International Fund
OPERATIONS:
Net investment income	$2,948,447	$1,786,456
Net realized gain (loss) from investments and foreign currency transactions	27,477,242	(7,832,203)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(278,562,883)	(62,225,374)
Net decrease in net assets resulting from operations	(248,137,194)	(68,271,121)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,793,376)	(534,649)
Class C	(9,831,053)	(32,683)
Class Y	(91,980,191)	(4,874,300)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	7,832,230	(14,577,639)
Class C	(1,025,601)	(1,316,466)
Class Y	22,228,481	(85,943,395)
Total decrease in net assets	(343,706,704)	(175,550,253)
NET ASSETS:
Beginning of period	1,268,846,294	361,454,774
End of period	$925,139,590	$185,904,521

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the year ended October 31, 2021

	Davis Global Fund	Davis International Fund
OPERATIONS:
Net investment income	$2,892,729	$2,922,546
Net realized gain (loss) from investments and foreign currency transactions	131,115,799	(32,973,439)
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	35,027,258	(20,648,878)
Net increase (decrease) in net assets resulting from operations	169,035,786	(50,699,771)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(635,474)	–
Class C	(346,051)	–
Class Y	(3,119,200)	(258,272)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	958,579	12,939,879
Class C	(16,903,810)	(243,456)
Class Y	28,540,724	5,945,445
Total increase (decrease) in net assets	177,530,554	(32,316,175)
NET ASSETS:
Beginning of year	1,091,315,740	393,770,949
End of year	$1,268,846,294	$361,454,774

See Notes to Financial Statements

DAVIS GLOBAL FUND	Notes to Financial Statements
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares of common stock including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Funds’ investments and thus performance of the Funds.

Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.

The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years (effective May 1, 2021). Any existing Class C shares held longer than 8 years as of May 1, 2021 converted in May 2021. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% short-term trading fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$135,849,433	$1,933,012
Consumer Discretionary	109,558,448	27,422,937
Consumer Staples	15,508,469	550,799
Financials	143,310,417	9,018,425
Health Care	68,551,360	–
Industrials	12,139,624	2,422,328
Information Technology	78,871,682	7,382,236
Materials	14,743,834	4,170,527
Total Level 1	578,533,267	52,900,264
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	87,820,672	25,224,288
Financials	225,453,333	70,319,421
Industrials	–	7,724,377
Information Technology	22,834,152	20,142,894
Short-Term Investments	11,306,000	8,413,000
Total Level 2	347,414,157	131,823,980
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	34,670	–
Total Level 3	34,670	–
Total Investments	$925,982,094	$184,724,244

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended April 30, 2022. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2022 was $(1,488)** for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at November 1, 2021	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)**	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3***	Ending Balance at April 30, 2022
Davis Global Fund
Investments in Securities:
Common Stock	$36,158	$–	$(1,488)	$–	$–	$–	$34,670
Preferred Stock	44,642,079	–	7,961,100	–	–	(52,603,179)	–
Total Level 3	$44,678,237	$–	$7,959,612	$–	$–	$(52,603,179)	$34,670
Davis International Fund
Investments in Securities:
Preferred Stock	$8,721,618	$–	$1,555,341	$–	$–	$(10,276,959)	$–
Total Level 3	$8,721,618	$–	$1,555,341	$–	$–	$(10,276,959)	$–

** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at April 30, 2022, may be due to investments no longer held or categorized as Level 3 at period end.

***During the period ended April 30, 2022, certain securities fair valued at $52,603,179 and $10,276,959 for Davis Global Fund and Davis International Fund, respectively, transferred out of Level 3 because observable market data became available for the securities.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from an
	April 30, 2022	Technique	Input	Amount	Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$34,670	Discounted Cash Flow	Annualized Yield	3.573%	Decrease

Total Level 3	$34,670

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2022, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2021, Davis International Fund had available for federal income tax purposes unused short-term and long-term capital loss carryforwards with no expiration in the amount of $33,559,399 and $3,516,383, respectively.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At April 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$933,973,499	$212,025,499
Unrealized appreciation	212,395,253	33,406,087
Unrealized depreciation	(220,386,658)	(60,707,342)
Net unrealized depreciation	$(7,991,405)	$(27,301,255)

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, net operating losses,  corporate actions, partnership income, equalization, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended April 30, 2022 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$125,186,673	$10,094,908
Proceeds from sales	226,219,743	124,186,086

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2022, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Global Fund	Davis International Fund
n/a	44%

Investment activities of this shareholder could have a material impact on the Fund.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%) until March 1, 2023. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Directors. During the six months ended April 30, 2022, such reimbursements for Class A and Class C of Davis International Fund amounted to $4,085 and $3,121, respectively. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Transfer Agent and Accounting Fees - DST Asset Manager Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended April 30, 2022 (Unaudited)
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$34,538	$11,090
Accounting fees paid to Adviser	27,000	10,002

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended April 30, 2022 (Unaudited)
	Davis Global Fund	Davis International Fund
Distribution fees:
Class C	$329,123	$26,515
Service fees:
Class A	236,201	36,246
Class C	109,708	8,838

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sale of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Six months ended April 30, 2022 (Unaudited)
	Davis Global Fund	Davis International Fund
Class A commissions retained by Distributor	$4,450	$1,023
Class A commissions re-allowed to investment dealers	25,845	5,867
Total commissions earned on sale of Class A	$30,295	$6,890
Class C commission advances by the Distributor	$19,726	$3,478
Class C CDSCs received by the Distributor	4,383	1,119

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 4 - CAPITAL STOCK

At April 30, 2022, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 275 million shares are designated to Davis Global Fund and 250 million shares are designated to Davis International Fund. Transactions in capital stock were as follows:

	Six months ended April 30, 2022 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Davis Global Fund
Shares: Class A	533,650	775,169	(1,024,783)	284,036
Class C	97,024	402,551	(556,360)	(56,785)
Class Y	2,980,598	3,174,114	(5,325,692)	829,020
Value: Class A	$14,119,639	$20,224,162	$(26,511,571)	$7,832,230
Class C	2,285,399	9,616,939	(12,927,939)	(1,025,601)
Class Y	76,078,320	83,098,299	(136,948,138)	22,228,481

Davis International Fund
Shares: Class A	249,230	41,888	(1,566,126)	(1,275,008)
Class C	37,534	2,922	(167,033)	(126,577)
Class Y	1,853,288	405,635	(10,453,915)	(8,194,992)
Value: Class A	$2,966,505	$503,908	$(18,048,052)	$(14,577,639)
Class C	403,526	32,668	(1,752,660)	(1,316,466)
Class Y	21,462,309	4,814,895	(112,220,599)	(85,943,395)

*  Davis Global Fund: net of redemption fees amounting to $148, $1,697, and $7,761, for Class A, Class C, and Class Y, respectively.
Davis International Fund: net of redemption fees amounting to $6,549, $386, and $1,068, for Class A, Class C, and Class Y, respectively.

	Year ended October 31, 2021
	Sold	Reinvestment of Distributions	Redeemed*	Net Increase (Decrease)
Davis Global Fund
Shares: Class A	1,197,821	19,689	(1,207,308)	10,202
Class C	362,688	12,438	(958,142)	(583,016)
Class Y	5,733,393	94,306	(4,999,081)	828,618
Value: Class A	$38,536,367	$580,422	$(38,158,210)	$958,579
Class C	10,797,833	338,569	(28,040,212)	(16,903,810)
Class Y	184,310,731	2,791,450	(158,561,457)	28,540,724

Davis International Fund
Shares: Class A	2,355,630	–	(1,602,227)	753,403
Class C	229,649	–	(280,621)	(50,972)
Class Y	8,354,309	17,200	(9,124,341)	(752,832)
Value: Class A	$35,615,061	$–	$(22,675,182)	$12,939,879
Class C	3,310,371	–	(3,553,827)	(243,456)
Class Y	125,954,738	254,208	(120,263,501)	5,945,445

*  Davis Global Fund: net of redemption fees amounting to $1,675, $782, and $8,301, for Class A, Class C, and Class Y, respectively.
Davis International Fund: net of redemption fees amounting to $16,075 and $1,625, for Class A and Class Y, respectively.

NOTE 5 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2022, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS GLOBAL FUND	Notes to Financial Statements – (Continued)
DAVIS INTERNATIONAL FUND	April 30, 2022 (Unaudited)

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities in Davis Global Fund amounted to $34,670 or 0.004% of the Fund’s net assets as of April 30, 2022. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of April 30, 2022
Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.00	$0.9807

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2022[e]	$30.16	$0.05	$(5.76)	$(5.71)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Year ended October 31, 2020	$23.09	$(0.02)	$3.52	$3.50
Year ended October 31, 2019	$22.56	$0.05	$2.24	$2.29
Year ended October 31, 2018	$25.27	$0.09	$(2.80)	$(2.71)
Year ended October 31, 2017	$19.18	$(0.01)	$6.10	$6.09
Davis Global Fund Class C:
Six months ended April 30, 2022[e]	$27.64	$(0.04)	$(5.27)	$(5.31)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Year ended October 31, 2020	$21.36	$(0.18)	$3.26	$3.08
Year ended October 31, 2019	$21.10	$(0.11)	$2.08	$1.97
Year ended October 31, 2018	$23.81	$(0.10)	$(2.61)	$(2.71)
Year ended October 31, 2017	$18.21	$(0.16)	$5.76	$5.60
Davis Global Fund Class Y:
Six months ended April 30, 2022[e]	$30.33	$0.08	$(5.79)	$(5.71)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Year ended October 31, 2020	$23.19	$0.04	$3.55	$3.59
Year ended October 31, 2019	$22.67	$0.10	$2.25	$2.35
Year ended October 31, 2018	$25.35	$0.16	$(2.81)	$(2.65)
Year ended October 31, 2017	$19.20	$0.05	$6.10	$6.15
Davis International Fund Class A:
Six months ended April 30, 2022[e]	$12.64	$0.05	$(2.78)	$(2.73)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Year ended October 31, 2020	$11.82	$(0.03)	$2.40	$2.37
Year ended October 31, 2019	$11.28	$0.05	$0.75	$0.80
Year ended October 31, 2018	$12.85	$0.08	$(1.63)	$(1.55)
Year ended October 31, 2017	$9.99	$0.02	$2.85	$2.87
Davis International Fund Class C:
Six months ended April 30, 2022[e]	$11.65	$0.01	$(2.57)	$(2.56)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Year ended October 31, 2020	$10.99	$(0.13)	$2.24	$2.11
Year ended October 31, 2019	$10.52	$(0.03)	$0.69	$0.66
Year ended October 31, 2018	$12.08	$(0.02)	$(1.54)	$(1.56)
Year ended October 31, 2017	$9.48	$(0.09)	$2.70	$2.61

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.26)	$(2.72)	$–	$(2.98)	$21.47	(20.69)%	$171,643	0.94%[f]	0.94%[f]	0.42%[f]	11%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%
$(0.46)	$–	$–	$(0.46)	$26.13	15.38%	$201,247	0.92%	0.92%	(0.06)%	24%
$(0.05)	$(1.71)	$–	$(1.76)	$23.09	11.35%	$194,163	0.98%	0.98%	0.19%	15%
$–	$–	$–	$–	$22.56	(10.72)%	$192,199	0.96%	0.96%	0.35%	37%
$–	$–	$–	$–	$25.27	31.75%	$178,005	0.98%	0.98%	(0.04)%	16%

$(0.01)	$(2.72)	$–	$(2.73)	$19.60	(21.00)%	$70,936	1.71%[f]	1.71%[f]	(0.35)%[f]	11%
$–	$(0.08)-	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%
$(0.28)	$–-	$–	$(0.28)	$24.16	14.53%	$102,878	1.70%	1.70%	(0.84)%	24%
$–	$(1.71)	$–	$(1.71)	$21.36	10.51%	$120,247	1.72%	1.72%	(0.55)%	15%
$–	$–	$–	$–	$21.10	(11.38)%	$131,460	1.71%	1.71%	(0.40)%	37%
$–	$–	$–	$–	$23.81	30.75%	$130,942	1.73%	1.73%	(0.79)%	16%

$(0.33)	$(2.72)	$–	$(3.05)	$21.57	(20.60)%	$682,561	0.70%[f]	0.70%[f]	0.66%[f]	11%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%
$(0.53)	$–	$–	$(0.53)	$26.25	15.70%	$787,191	0.69%	0.69%	0.17%	24%
$(0.12)	$(1.71)	$–	$(1.83)	$23.19	11.61%	$693,446	0.71%	0.71%	0.46%	15%
$(0.03)	$–	$–	$(0.03)	$22.67	(10.47)%	$721,325	0.70%	0.70%	0.61%	37%
$–	$–	$–	$–	$25.35	32.03%	$664,064	0.70%	0.70%	0.24%	16%

$(0.16)	$–	$–	$(0.16)	$9.75	(21.81)%	$22,038	1.07%[f]	1.05%[f]	0.98%[f]	4%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%
$(0.37)	$(0.04)	$–[g]	$(0.41)	$13.78	20.62%	$38,308	0.98%	0.98%	(0.25)%	20%
$(0.07)	$(0.19)	$–	$(0.26)	$11.82	7.29%	$32,321	0.99%	0.99%	0.48%	14%
$(0.02)	$–	$–	$(0.02)	$11.28	(12.11)%	$31,448	1.04%	1.04%	0.63%	17%
$–[g]	$(0.01)	$–	$(0.01)	$12.85	28.84%	$15,767	1.05%	1.05%	0.17%	21%

$(0.05)	$–	$–	$(0.05)	$9.04	(22.07)%	$5,382	1.89%[f]	1.80%[f]	0.23%[f]	4%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%
$(0.26)	$(0.04)	$–[g]	$(0.30)	$12.80	19.58%	$9,892	1.80%	1.80%	(1.07)%	20%
$–	$(0.19)	$–	$(0.19)	$10.99	6.44%	$10,215	1.81%	1.81%	(0.34)%	14%
$–	$–	$–	$–	$10.52	(12.91)%	$10,268	1.85%	1.85%	(0.18)%	17%
$–	$(0.01)	$–	$(0.01)	$12.08	27.60%	$2,380	2.11%	2.11%	(0.89)%	21%

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis International Fund Class Y:
Six months ended April 30, 2022[e]	$12.51	$0.07	$(2.74)	$(2.67)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)
Year ended October 31, 2020	$11.68	$–[g]	$2.37	$2.37
Year ended October 31, 2019	$11.16	$0.09	$0.73	$0.82
Year ended October 31, 2018	$12.72	$0.12	$(1.63)	$(1.51)
Year ended October 31, 2017	$9.88	$0.05	$2.83	$2.88

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.20)	$–	$–	$(0.20)	$9.64	(21.63)%	$158,485	0.76%[f]	0.76%[f]	1.27%[f]	4%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%
$(0.40)	$(0.04)	$–[g]	$(0.44)	$13.61	20.90%	$345,572	0.70%	0.70%	0.03%	20%
$(0.11)	$(0.19)	$–	$(0.30)	$11.68	7.61%	$277,119	0.71%	0.71%	0.76%	14%
$(0.05)	$–	$–	$(0.05)	$11.16	(11.91)%	$266,546	0.72%	0.72%	0.95%	17%
$(0.03)	$(0.01)	$–	$(0.04)	$12.72	29.28%	$173,701	0.76%	0.76%	0.46%	21%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited)
DAVIS INTERNATIONAL FUND

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2022. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Global Fund and Davis International Fund (each individually a “Fund” or collectively the “Funds”) and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1.	achieves satisfactory investment results over the long-term, after all costs;
2.
efficiently and effectively handles shareholder transactions, inquiries, requests and records, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3.	fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds.

The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Global Fund

The Independent Directors noted that Davis Global Fund Class A shares outperformed its benchmark, the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI”), over the since-inception (December 22, 2004) time period, but underperformed the MSCI ACWI over the one-, three-, five-, and ten-year time periods, all periods ended February 28, 2022.

Broadridge (an independent service provider) presented a report to the Independent Directors that compared the Fund to all retail and institutional global multi-cap core funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the ten-year time period, but underperformed both over the one-, two-, three-, four-, and five-year time periods, all periods ended December 31, 2021.

DAVIS GLOBAL FUND	Director Approval of Advisory Agreements (Unaudited) – (Continued)
DAVIS INTERNATIONAL FUND

Davis Global Fund – (Continued)

The Independent Directors noted that the Fund outperformed the MSCI ACWI in 10 out of 14 rolling five-year time frames and outperformed the Lipper Global Multi-Cap Core category in 11 out of 14 rolling five-year time frames, ended December 31 for each year from 2008 through 2021. The Fund outperformed the MSCI ACWI in 8 out of 9 rolling ten-year time frames and outperformed the Lipper Global Multi-Cap Core category in 9 out of 9 rolling ten-year time frames, ended December 31 for each year from 2013 through 2021.

The Independent Directors noted that the management fee and total expense ratio for Davis Global Fund Class Y shares generally compared favorably to those of similar funds. They observed that the management fee and total expense ratio were reasonable and well below the average and median of its peer group as determined by Broadridge.

Davis International Fund

The Independent Directors noted that Davis International Fund Class A shares underperformed its benchmark, the Morgan Stanley Capital International All Country World Index ex US (the “MSCI ACWI ex US”), over the one-, three-, five-, ten-year, and since-inception (December 29, 2006) time periods, all periods ended February 28, 2022.

The Broadridge report compared the Fund to all retail and institutional international multi-cap growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2021.

The Independent Directors noted that the Fund outperformed the MSCI ACWI ex US in 8 out of 12 rolling five-year time frames and outperformed the Lipper International Multi-Cap Growth category in 4 out of 12 rolling five-year time frames, ended December 31 for each year from 2010 through 2021. The Fund outperformed the MSCI ACWI ex US in 4 out of 7 rolling ten-year time frames and underperformed the Lipper International Multi-Cap Growth category in all 7 rolling ten-year time frames, ended December 31 for each year from 2015 through 2021.

The Independent Directors noted that the management fee and total expense ratio for Davis International Fund Class Y shares generally compared favorably to those of similar funds. They observed that the management fee and total expense ratio were reasonable and well below the average and median of its peer group as determined by Broadridge.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS GLOBAL FUND	Privacy Notice and Householding
DAVIS INTERNATIONAL FUND

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Funds.

DAVIS GLOBAL FUND	Directors and Officers
DAVIS INTERNATIONAL FUND

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Global Fund and Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 24, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 24, 2022